FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets measured and recorded at fair value [Line Items]
Cost Method Investments	$ 144,797	$ 194,437
Cost Method Investments, Fair Value Disclosure	187,649
Cost-method Investments [Member]
Financial assets measured and recorded at fair value [Line Items]
Cost-method Investments, Other than Temporary Impairment	53,058	43,958
Available-for-sale Securities [Member]
Financial assets measured and recorded at fair value [Line Items]
Other than Temporary Impairment Loss, Investments, Portion in Other Comprehensive Loss, before Tax, Portion Attributable to Parent, Available-for-sale Securities	39,975	50,830
Equity Method Investments [Member]
Financial assets measured and recorded at fair value [Line Items]
Impairment loss on equity method investment	$ 20,040	$ 7,519